Quarterly Holdings Report
for
Fidelity® Disruptive Technology ETF
August 31, 2023
DRT-NPRT1-1023
1.9907235.100
Common Stocks - 99.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 17.1%
Entertainment - 6.9%
Netflix, Inc. (a)	8,250	3,577,860
Sea Ltd. ADR (a)	39,691	1,493,572
Spotify Technology SA (a)	5,870	903,804
Universal Music Group NV	40,500	1,005,241
		6,980,477
Interactive Media & Services - 9.3%
Alphabet, Inc. Class C (a)	30,128	4,138,081
Meta Platforms, Inc. Class A (a)	11,502	3,403,327
Snap, Inc. Class A (a)	136,552	1,413,313
Tencent Holdings Ltd.	12,962	537,167
		9,491,888
Wireless Telecommunication Services - 0.9%
T-Mobile U.S., Inc. (a)	6,663	907,834
TOTAL COMMUNICATION SERVICES		17,380,199
CONSUMER DISCRETIONARY - 9.5%
Broadline Retail - 5.1%
Alibaba Group Holding Ltd. sponsored ADR (a)	5,422	503,704
Amazon.com, Inc. (a)	28,101	3,878,219
Global-e Online Ltd. (a)	20,838	825,810
		5,207,733
Hotels, Restaurants & Leisure - 3.0%
Airbnb, Inc. Class A (a)	5,740	755,097
Deliveroo PLC Class A (a)(b)	540,299	774,114
MakeMyTrip Ltd. (a)	38,322	1,519,851
		3,049,062
Specialty Retail - 1.4%
Farfetch Ltd. Class A (a)(c)	266,853	760,531
ZOZO, Inc.	32,461	649,131
		1,409,662
TOTAL CONSUMER DISCRETIONARY		9,666,457
FINANCIALS - 1.5%
Financial Services - 1.5%
Adyen BV (a)(b)	1,097	918,913
Block, Inc. Class A (a)	11,292	650,984
		1,569,897
INDUSTRIALS - 2.2%
Ground Transportation - 1.3%
Lyft, Inc. (a)	28,196	332,149
Uber Technologies, Inc. (a)	22,379	1,056,960
		1,389,109
Professional Services - 0.9%
Paycom Software, Inc.	3,020	890,417
TOTAL INDUSTRIALS		2,279,526
INFORMATION TECHNOLOGY - 69.3%
Electronic Equipment, Instruments & Components - 0.9%
Samsung SDI Co. Ltd.	1,960	908,315
IT Services - 8.7%
Accenture PLC Class A	4,548	1,472,506
MongoDB, Inc. Class A (a)	12,153	4,633,939
Shopify, Inc. Class A (a)	23,419	1,557,129
Snowflake, Inc. (a)	7,730	1,212,451
		8,876,025
Semiconductors & Semiconductor Equipment - 22.5%
Advantest Corp.	16,324	2,054,314
ASML Holding NV (Netherlands)	5,885	3,879,253
BE Semiconductor Industries NV	14,431	1,660,280
Marvell Technology, Inc.	69,038	4,021,464
NVIDIA Corp.	12,499	6,168,877
SolarEdge Technologies, Inc. (a)	9,436	1,534,011
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	37,928	3,548,923
		22,867,122
Software - 34.7%
Adobe, Inc. (a)	9,969	5,576,060
Atlassian Corp. PLC (a)	7,369	1,503,718
Bill Holdings, Inc. (a)	5,662	652,829
Confluent, Inc. (a)	34,613	1,145,344
Crowdstrike Holdings, Inc. (a)	7,358	1,199,575
Datadog, Inc. Class A (a)	17,820	1,719,274
HashiCorp, Inc. (a)	48,516	1,414,727
HubSpot, Inc. (a)	3,718	2,031,961
Intuit, Inc.	4,453	2,412,680
Microsoft Corp.	15,260	5,001,618
Palo Alto Networks, Inc. (a)	8,529	2,075,106
Salesforce, Inc. (a)	23,550	5,215,383
Workday, Inc. Class A (a)	21,662	5,296,359
		35,244,634
Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc.	8,156	1,532,268
Samsung Electronics Co. Ltd.	20,450	1,032,598
		2,564,866
TOTAL INFORMATION TECHNOLOGY		70,460,962
TOTAL COMMON STOCKS (Cost $96,164,435)		101,357,041

Money Market Funds - 0.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (d)	403,181	403,262
Fidelity Securities Lending Cash Central Fund 5.44% (d)(e)	175,182	175,200
TOTAL MONEY MARKET FUNDS (Cost $578,462)		578,462

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $96,742,897)	101,935,503
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(191,215)
NET ASSETS - 100.0%	101,744,288

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,693,027 or 1.7% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	478,846	11,098,015	11,173,599	16,728	-	-	403,262	0.0%
Fidelity Securities Lending Cash Central Fund 5.44%	3,121,750	2,693,085	5,639,635	590	-	-	175,200	0.0%
Total	3,600,596	13,791,100	16,813,234	17,318	-	-	578,462

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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